Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Estimated Future Payments	At June 30, 2022, the estimated future payment dates and amounts are as follows (dollars in thousands):

	DSME1	DSME2
2022	$33,036	$—
2023	66,072	32,441
2024	198,217	64,882
2025	—	194,644
	$297,325	$291,967